Quarterly Report
November 30, 2024
MFS®  Core Equity Fund
RGI-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.3%
Boeing Co. (a)	171,875	$26,716,250
General Dynamics Corp.	72,625	20,626,226
General Electric Co.	205,869	37,501,097
Honeywell International, Inc.	123,316	28,723,996
Howmet Aerospace, Inc.	226,293	26,788,565
Leidos Holdings, Inc.	97,659	16,152,799
Standard Aero, Inc. (a)	105,232	3,015,949
		$159,524,882
Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A”	73,173	$17,631,034
Apparel Manufacturers – 0.3%
NIKE, Inc., “B”	242,253	$19,082,269
Automotive – 1.4%
Aptiv PLC (a)	547,249	$30,388,737
Tesla, Inc. (a)	200,513	69,209,067
		$99,597,804
Biotechnology – 0.1%
Illumina, Inc. (a)	68,398	$9,859,572
Broadcasting – 0.8%
Omnicom Group, Inc.	112,956	$11,840,048
Walt Disney Co.	379,182	44,542,509
		$56,382,557
Brokerage & Asset Managers – 2.3%
Blue Owl Capital, Inc.	413,820	$9,819,949
Cboe Global Markets, Inc.	36,306	7,836,650
Charles Schwab Corp.	334,551	27,687,441
CME Group, Inc.	100,854	24,003,252
KKR & Co., Inc.	350,401	57,069,811
Raymond James Financial, Inc.	108,263	18,326,761
TPG, Inc.	268,335	18,772,716
		$163,516,580
Business Services – 3.9%
Accenture PLC, “A”	32,192	$11,665,415
Equifax, Inc.	66,090	17,286,500
Fidelity National Information Services, Inc.	196,508	16,762,132
Fiserv, Inc. (a)	122,434	27,053,017
Insperity, Inc.	93,413	7,365,615
TransUnion	726,947	73,785,121
TriNet Group, Inc.	827,089	77,274,925
Verisk Analytics, Inc., “A”	79,641	23,431,179
Zscaler, Inc. (a)	95,258	19,679,350
		$274,303,254
Cable TV – 0.4%
Comcast Corp., “A”	587,353	$25,367,776
Chemicals – 0.2%
Eastman Chemical Co.	167,546	$17,545,417

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 12.8%
Atlassian Corp. (a)	226,726	$59,760,439
Cadence Design Systems, Inc. (a)	255,289	78,325,218
CCC Intelligent Holdings, Inc. (a)	966,443	12,177,182
Check Point Software Technologies Ltd. (a)	33,137	6,030,934
Dun & Bradstreet Holdings, Inc.	7,307,049	92,799,522
Flywire Corp. (a)	229,872	5,220,393
Guidewire Software, Inc. (a)	134,086	27,204,709
HubSpot, Inc. (a)	37,785	27,244,874
Microsoft Corp. (s)	1,089,537	461,375,338
nCino, Inc. (a)	257,078	10,794,705
Okta, Inc. (a)	97,580	7,568,305
Salesforce, Inc.	283,133	93,431,059
Tyler Technologies, Inc. (a)	30,401	19,127,397
		$901,060,075
Computer Software - Systems – 4.1%
Apple, Inc. (s)	814,793	$193,374,823
CDW Corp.	330,667	58,174,245
EPAM Systems, Inc. (a)	79,667	19,432,375
Zebra Technologies Corp., “A” (a)	39,355	16,017,485
		$286,998,928
Construction – 1.8%
Builders FirstSource, Inc. (a)	121,514	$22,658,716
CRH PLC	282,379	28,878,900
Ferguson Enterprises, Inc.	49,753	10,743,165
Mohawk Industries, Inc. (a)	146,158	20,291,115
Sherwin-Williams Co.	44,312	17,609,589
Summit Materials, Inc., “A” (a)	284,075	14,470,780
Sun Communities, Inc., REIT	95,320	12,041,776
		$126,694,041
Consumer Products – 1.4%
Colgate-Palmolive Co.	266,781	$25,779,048
e.l.f. Beauty, Inc. (a)	58,565	7,585,339
International Flavors & Fragrances, Inc.	93,037	8,499,860
Kenvue, Inc.	1,226,880	29,543,271
Procter & Gamble Co.	146,731	26,302,999
		$97,710,517
Consumer Services – 1.0%
Booking Holdings, Inc.	12,070	$62,787,899
Grand Canyon Education, Inc. (a)	62,063	10,214,949
		$73,002,848
Electrical Equipment – 1.8%
AMETEK, Inc.	124,328	$24,166,877
Amphenol Corp., “A”	457,997	33,273,482
Emerson Electric Co.	132,792	17,608,219
Johnson Controls International PLC	243,822	20,446,913
TE Connectivity PLC	94,825	14,329,954
W.W. Grainger, Inc.	11,606	13,989,176
		$123,814,621
Electronics – 8.9%
Analog Devices, Inc.	224,804	$49,018,512
Applied Materials, Inc.	262,238	45,815,601
Lam Research Corp.	735,958	54,372,577
MACOM Technology Solutions Holdings, Inc. (a)	32,336	4,294,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Marvell Technology, Inc.	988,318	$91,607,195
Monolithic Power Systems, Inc.	29,658	16,835,067
NVIDIA Corp.	2,301,954	318,245,140
NXP Semiconductors N.V.	146,442	33,589,402
Onto Innovation, Inc. (a)	63,689	10,456,460
		$624,234,822
Energy - Independent – 1.9%
ConocoPhillips	435,054	$47,133,750
Expand Energy Corp.	138,277	13,683,892
Hess Corp.	252,638	37,183,261
Permian Resources Corp.	648,013	10,147,884
Phillips 66	107,200	14,362,656
Valero Energy Corp.	84,423	11,741,551
		$134,252,994
Energy - Integrated – 1.0%
Exxon Mobil Corp. (s)	601,611	$70,966,034
Energy - Renewables – 0.2%
GE Vernova, Inc. (a)	44,486	$14,863,662
Engineering - Construction – 0.3%
Jacobs Solutions, Inc.	135,141	$19,085,963
Entertainment – 0.7%
Spotify Technology S.A. (a)	93,923	$44,797,514
Vivid Seats, Inc., “A” (a)	746,527	2,672,567
		$47,470,081
Food & Beverages – 1.9%
Coca-Cola Europacific Partners PLC	324,468	$25,172,228
Mondelez International, Inc.	496,936	32,275,993
Monster Worldwide, Inc. (a)	436,033	24,038,499
PepsiCo, Inc.	315,719	51,604,271
		$133,090,991
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	204,041	$8,906,390
Hilton Worldwide Holdings, Inc.	123,674	31,343,938
International Game Technology PLC	305,990	5,884,188
Viking Holdings Ltd. (a)	89,876	4,174,740
		$50,309,256
Health Maintenance Organizations – 1.1%
Cigna Group	190,076	$64,207,673
Humana, Inc.	48,077	14,249,061
		$78,456,734
Insurance – 4.0%
American International Group, Inc.	317,795	$24,432,080
Aon PLC	164,803	64,526,967
Arthur J. Gallagher & Co.	132,372	41,331,833
Assurant, Inc.	58,952	13,387,999
Chubb Ltd.	168,825	48,744,842
Corebridge Financial, Inc.	569,479	18,434,035
Hanover Insurance Group, Inc.	85,605	14,125,681
Principal Financial Group, Inc.	162,917	14,188,442
Voya Financial, Inc.	193,050	16,023,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	78,220	$25,186,840
		$280,381,869
Internet – 5.7%
Alphabet, Inc., “A” (s)	1,316,429	$222,410,679
Gartner, Inc. (a)	25,574	13,245,542
Meta Platforms, Inc., “A”	284,644	163,476,742
		$399,132,963
Leisure & Toys – 0.7%
Electronic Arts, Inc.	144,623	$23,670,446
Hasbro, Inc.	126,124	8,216,979
Take-Two Interactive Software, Inc. (a)	87,299	16,445,386
		$48,332,811
Machinery & Tools – 2.4%
AGCO Corp.	104,637	$10,590,311
Crane Co.	104,486	19,024,811
Deere & Co.	23,766	11,072,579
Eaton Corp. PLC	152,288	57,171,961
Nordson Corp.	92,185	24,059,363
Pentair PLC	164,684	17,948,909
Wabtec Corp.	146,813	29,453,624
		$169,321,558
Major Banks – 4.0%
JPMorgan Chase & Co.	529,950	$132,339,114
Morgan Stanley	335,398	44,141,731
PNC Financial Services Group, Inc.	297,412	63,860,304
Wells Fargo & Co.	570,070	43,422,232
		$283,763,381
Medical & Health Technology & Services – 1.4%
McKesson Corp.	70,072	$44,040,252
Option Care Health, Inc. (a)	755,304	17,976,235
Veeva Systems, Inc. (a)	153,823	35,048,571
		$97,065,058
Medical Equipment – 3.5%
Becton, Dickinson and Co.	192,511	$42,718,191
Boston Scientific Corp. (a)	612,271	55,508,489
DexCom, Inc. (a)	121,769	9,496,764
Medtronic PLC	721,039	62,398,715
STERIS PLC	115,167	25,228,483
Waters Corp. (a)	141,961	54,615,236
		$249,965,878
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc.	183,658	$41,141,229
Network & Telecom – 0.7%
Motorola Solutions, Inc.	56,312	$28,139,106
Qualcomm, Inc.	129,801	20,577,353
		$48,716,459
Oil Services – 0.2%
TechnipFMC PLC (a)	479,836	$15,052,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.4%
American Express Co.	111,266	$33,900,525
First Interstate BancSystem, Inc.	270,298	9,452,321
Moody's Corp.	67,733	33,865,145
Northern Trust Corp.	107,152	11,911,016
Pacific Premier Bancorp, Inc.	246,133	6,990,177
Popular, Inc.	126,551	12,574,108
United Community Bank, Inc.	258,547	8,741,474
Visa, Inc., “A”	387,706	122,158,407
		$239,593,173
Pharmaceuticals – 5.0%
AbbVie, Inc.	504,895	$92,360,442
Eli Lilly & Co.	45,428	36,131,160
Johnson & Johnson	672,517	104,246,860
Pfizer, Inc.	2,544,398	66,688,672
Vertex Pharmaceuticals, Inc. (a)	118,980	55,698,107
		$355,125,241
Pollution Control – 0.4%
GFL Environmental, Inc.	662,403	$31,199,181
Railroad & Shipping – 0.4%
Canadian Pacific Kansas City Ltd.	327,837	$25,109,036
Real Estate – 0.7%
Broadstone Net Lease, Inc., REIT	503,736	$8,820,417
Federal Realty Investment Trust, REIT	252,329	29,434,178
Jones Lang LaSalle, Inc. (a)	19,461	5,460,757
W.P. Carey, Inc., REIT	127,642	7,283,252
		$50,998,604
Real Estate - Office – 0.2%
Douglas Emmett, Inc., REIT	557,920	$10,801,331
Real Estate - Storage – 0.5%
Extra Space Storage, Inc., REIT	81,032	$13,853,231
Terreno Realty Corp., REIT	314,855	19,089,658
		$32,942,889
Restaurants – 1.2%
Aramark	898,586	$36,563,464
U.S. Foods Holding Corp. (a)	503,660	35,140,358
Wingstop, Inc.	30,868	10,148,473
		$81,852,295
Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	50,647	$16,932,812
Corteva, Inc.	370,675	23,070,812
DuPont de Nemours, Inc.	141,632	11,839,019
Linde PLC	63,359	29,207,865
		$81,050,508
Specialty Stores – 7.4%
Amazon.com, Inc. (a)(s)	1,590,793	$330,709,957
BJ's Wholesale Club Holdings, Inc. (a)	549,399	52,907,124
Home Depot, Inc.	218,944	93,955,439
Ross Stores, Inc.	218,097	33,776,682

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
TJX Cos., Inc.	81,025	$10,184,032
		$521,533,234
Telecommunications - Wireless – 1.6%
SBA Communications Corp., REIT	103,833	$23,492,216
T-Mobile USA, Inc.	373,806	92,307,654
		$115,799,870
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	105,323	$19,917,632
Saia, Inc. (a)	27,610	15,712,299
		$35,629,931
Utilities - Electric Power – 2.4%
Constellation Energy	86,068	$22,081,606
Dominion Energy, Inc.	94,724	5,565,035
Duke Energy Corp.	158,099	18,505,488
Exelon Corp.	258,197	10,214,274
NextEra Energy, Inc.	370,607	29,155,653
PG&E Corp.	1,682,767	36,398,250
Sempra Energy	247,527	23,185,854
Southern Co.	52,548	4,683,603
Xcel Energy, Inc.	238,548	17,309,043
		$167,098,806
Total Common Stocks		$7,006,430,472
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.66% (v)	29,241,399	$29,244,323
Securities Sold Short – (0.1)%
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(44,300)	$(4,706,875)

Other Assets, Less Liabilities – 0.1%		7,351,007
Net Assets – 100.0%		$7,038,318,927
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $29,244,323 and $7,006,430,472, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At November 30, 2024, the fund had cash collateral of $7,426 and other liquid securities with an aggregate value of $16,426,224 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,006,430,472	$—	$—	$7,006,430,472
Mutual Funds	29,244,323	—	—	29,244,323
Total	$7,035,674,795	$—	$—	$7,035,674,795
Securities Sold Short	$(4,706,875)	$—	$—	$(4,706,875)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,746,945	$241,696,954	$250,199,903	$10,069	$(9,742)	$29,244,323
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$519,496	$—